Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies [Abstract]
Commitments and Contingencies

8. Commitments and Contingencies

Litigation — The Company is subject to periodic lawsuits, investigations and claims during the ordinary course of business. The Company is not a party to any material litigation as of September 30, 2016.

Operating lease — The Company leases office space in New York City to conduct its business. The Company’s previous lease began October 1, 2013 and expired March 31, 2015. Non-contingent rent increases were being amortized over the life of the lease on a straight line basis. Subsequent to March 31, 2015, the Company entered into a month-to-month lease for office space. The rental expense charged to operations for the three months ended September 30, 2015 amounted to $13,200. The rental expense charged to operations for the nine months ended September 30, 2016 and 2015 amounted to $3,695 and $44,603, respectively.

18.	Commitments

Operating lease – The Company leases office space in New York City to conduct its business. The Company’s previous lease began in October 2011 and was terminated as of September 30, 2013. As of December 31, 2013, the Company owed $25,000 to the former lessor which was settled with the issuance of 83,334 shares of the company’s common stock in November 2014. Non-contingent rent increases were being amortized over the life of the lease on a straight line basis. The Company’s current lease originally began on October 1, 2013 and expired December 31, 2014. The Company extended the life of the lease through March 2015 for $3,500 per month. Subsequent to March 2015, the Company entered into an additional month-to-month lease for office space. The rental expense charged to operations for the years ended December 31, 2015 and 2014 amounted to $46,128 and $57,600 respectively. The Company also entered into a month-to-month lease for additional office space in November 2014 for $2,600 a month.